Provisions and other non-current liabilities - Other risks and contingent liabilities (Details)			12 Months Ended	252 Months Ended
	Jun. 18, 2024	Jul. 04, 2023 company shareholder individual	Dec. 31, 2025	Dec. 31, 2040
Yemen LNG
Disclosure of contingent liabilities
Stake held in associate (as a percent)			39.62%
Dispute relating to completion of Vigilance Plan | France
Disclosure of contingent liabilities
Percentage of reduction in net direct and indirect CO2 emissions, per injunction sought after by certain associations and local communities before Court of Justice				40.00%
Number of plaintiffs struck out	17
Number of plaintiffs	22
Dispute relating to annulment of resolution no.3 passed by Annual Shareholders' Meeting on May 26, 2023 | France
Disclosure of contingent liabilities
Number of shareholders seeking annulment of resolution no.3 passed by Annual Shareholders' Meeting on May 26, 2023 | shareholder		9
Number of shareholder companies seeking annulment of resolution no.3 passed by Annual Shareholders' Meeting on May 26, 2023 | company		2
Number of shareholder individuals seeking annulment of resolution no.3 passed by Annual Shareholders' Meeting on May 26, 2023 | individual		7